INCOME TAXES (Tables)	12 Months Ended
Mar. 31, 2015
INCOME TAXES
Components of Income Taxes

	Years ended March 31,
	2013	2014	2015
	(Yen in millions)
Income before income taxes:
Domestic	¥81,713	¥93,353	¥62,214
Foreign	19,650	52,915	59,648

Total income before income taxes	¥101,363	¥146,268	¥121,862

Income taxes:
Current income taxes:
Domestic	¥27,906	¥32,761	¥29,924
Foreign	11,749	8,139	16,380

Total current income taxes	39,655	40,900	46,304

Deferred income taxes:
Domestic	1,045	3,368	(42,237)
Foreign	(6,688)	6,986	(7,508)

Total deferred income taxes	(5,643)	10,354	(49,745)

Total income taxes	¥34,012	¥51,254	¥(3,441)

Reconciliations between Japanese Statutory Income Tax Rate and Kyocera's Effective Income Tax Rate

	Years ended March 31,
	2013	2014	2015
Japanese statutory income tax rate	38.0%	38.0%	36.0%
Difference in statutory tax rates of foreign subsidiaries	(4.8)	(4.3)	(4.3)
Change in valuation allowance	2.8	3.6	(5.0)
Tax credit for research and development expenses	(3.1)	(3.0)	(4.2)
Uncertainty in income taxes	(0.2)	0.4	(0.4)
Tax rate change*	—	1.2	(26.0)
Other	0.9	(0.9)	1.1

Effective income tax rate	33.6%	35.0%	(2.8)%

*Tax rate change for the year ended March 31, 2014:

In accordance with the law “Partial Amendment of the Income Tax Act, etc.” (Law No.10 of 2014) enacted in Japan on March 31, 2014, the special reconstruction corporation tax was repealed a year ahead of the original schedule and will not be imposed from the annual reporting periods commencing on and after April 1, 2014. As a result of such amendments, the effective Japanese statutory corporate tax rate of 38% previously applied for calculation of the amount of deferred tax assets and deferred tax liabilities has been reduced to 36% with respect to temporary differences to be realized during the annual reporting periods commencing on and after April 1, 2014.

*Tax rate change for the year ended March 31, 2015:

In accordance with the law “Partial Amendment of the Income Tax Act, etc.” (Law No.9 of 2015) enacted in Japan on March 31, 2015, a revised corporation tax rate will be imposed from the annual reporting periods commencing on and after April 1, 2015. As a result of such amendments, the effective Japanese statutory corporate tax rate of 36% previously applied for calculation of the amount of deferred tax assets and deferred tax liabilities has been reduced to 33% with respect to temporary differences to be realized during the annual reporting periods commencing on April 1, 2015, and 32% with respect to temporary differences to be realized during the annual reporting periods commencing on and after April 1, 2016. Due mainly to the fact that Kyocera recognized reversal income taxes in the amount of ¥31,703 million after revaluating deferred tax assets and liabilities in line with the revision of the corporate tax rate, the effective tax rate decreased.

Components of Deferred Tax Assets and Deferred Tax Liabilities

	March 31,
	2014	2015
	(Yen in millions)
Deferred tax assets:
Enterprise tax	¥1,818	¥1,551
Inventories	19,433	14,149
Provision for doubtful accounts and loss on bad debts	1,543	1,733
Accrued expenses	14,062	16,619
Employee benefits	27,443	25,716
Depreciation and amortization	38,260	38,221
Securities	1,140	932
Net operating losses and tax credit carry forwards	33,205	32,151
Other	4,919	5,073

Total gross deferred tax assets	141,823	136,145
Valuation allowance	(39,496)	(33,005)

Net deferred tax assets	¥102,327	¥103,140

Deferred tax liabilities:
Depreciation and amortization	¥18,656	¥9,277
Securities	241,341	301,980
Prepaid benefit cost	2,063	3,723
Other	6,728	7,034

Total deferred tax liabilities	¥268,788	¥322,014

Net deferred tax liabilities	¥(166,461)	¥(218,874)

Net Deferred Tax Assets and Liabilities

	March 31,
	2014	2015
	(Yen in millions)

Deferred income taxes - current assets	¥41,499	¥42,314
Other assets	30,871	36,710
Other current liabilities	(2,877)	(5,444)
Deferred income taxes - non-current liabilities	(235,954)	(292,454)

Net deferred tax liabilities	¥(166,461)	¥(218,874)

Reconciliation of Beginning and Ending Amount of Gross Valuation Allowance for Deferred Tax Asset

	March 31,
	2013	2014	2015
	(Yen in millions)
Balance at beginning of year	¥25,192	¥34,414	¥39,496
Increase	9,824	3,519	3,452
Decrease	(4,356)	(1,044)	(9,954)
Other*	3,754	2,607	11

Balance at end of year	¥34,414	¥39,496	¥33,005

*Other consists mainly of foreign currency translation adjustments and business combinations.

Reconciliation of Beginning and Ending Amount of Gross Unrecognized Tax Benefits

	March 31,
	2013	2014	2015
	(Yen in millions)
Balance at beginning of year	¥3,050	¥4,064	¥4,804
Increase - tax position in prior years	1,430	1,457	353
Increase - tax position in current year	51	187	806
Decrease - tax position in prior years	(33)	(324)	(784)
Settlements with taxing authorities	(428)	(16)	(1,804)
Lapse of statute of limitations	(6)	(564)	(117)

Balance at end of year	¥4,064	¥4,804	¥3,258